Notes to the Statements of Comprehensive Loss (Details) - Schedule of Research and Development Expenses - Research And Developments Expense [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Statements of Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Salary and related expenses	₪ 12,962	₪ 11,297	₪ 9,152
Consulting and professional services	4,153	6,498	6,122
Subcontractors	2,406	1,485	1,772
Computer maintenance	827	553	515
Car maintenance	754	300	347
Depreciation and amortization	523	507	458
Office maintenance	400	396	413
Miscellaneous	836	454	312
Less government grants			(244)
Total	22,861	21,490	18,847
Including share-based payment	₪ 354	₪ 362	₪ 486